INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of consolidated income before tax for domestic and foreign operations

The following presents consolidated income before tax for domestic and foreign operations (in thousands):

	Year Ended December 31,
	2014	2013	2012
Consolidated income before tax
Domestic	$13,870	$35,473	$39,280
Foreign	6,431	3,412	1,183
Total	$20,301	$38,885	$40,463

Schedule of the Company's income tax provision attributable to income from operations before tax

	Year Ended December 31,
	2014	2013	2012
Consolidated income before tax
Domestic	$13,870	$35,473	$39,280
Foreign	6,431	3,412	1,183
Total	$20,301	$38,885	$40,463

The income tax provision attributable to income from operations before tax consists of the following components (in thousands):

	Year Ended December 31,
	2014	2013	2012
Income tax provision
Domestic	$6,637	$13,626	$14,358
Foreign	1,524	861	416
Total income tax provision	$8,161	$14,487	$14,774
Income tax provision components
Current	$1,598	$844	$430
Deferred	6,563	13,643	14,344
Total income tax provision	$8,161	$14,487	$14,774

Schedule of reconciliation of the federal statutory rate and the Company's effective income tax rate

	Year Ended
	December 31,
	2014	2013	2012
Income tax reconciliation
Federal statutory rate	35.0%	35.0%	35.0%
Foreign provision	(3.6)%	(1.0)%	(0.4)%
State/province income tax	0.9%	1.3%	1.7%
Non-deductible compensation cost	0.7%	1.1%	0.2%
Non-deductible acquisition cost	5.9%	0.0%	0.0%
Change in valuation allowance	(0.9)%	0.2%	1.0%
Adjustment to carrying value	1.9%	0.3%	(2.2)%
Foreign dividends and IRC Sec. 956 inclusions, net of foreign tax deduction	(0.1)%	0.1%	1.1%
Non-deductible expenses and other items	0.4%	0.3%	0.1%
Effective tax rate	40.2%	37.3%	36.5%

Schedule of major tax-effected components of deferred tax assets and liabilities

	Year Ended
	December 31,
	2014	2013	2012
Income tax reconciliation
Federal statutory rate	35.0%	35.0%	35.0%
Foreign provision	(3.6)%	(1.0)%	(0.4)%
State/province income tax	0.9%	1.3%	1.7%
Non-deductible compensation cost	0.7%	1.1%	0.2%
Non-deductible acquisition cost	5.9%	0.0%	0.0%
Change in valuation allowance	(0.9)%	0.2%	1.0%
Adjustment to carrying value	1.9%	0.3%	(2.2)%
Foreign dividends and IRC Sec. 956 inclusions, net of foreign tax deduction	(0.1)%	0.1%	1.1%
Non-deductible expenses and other items	0.4%	0.3%	0.1%
Effective tax rate	40.2%	37.3%	36.5%

The major tax‑effected components of the deferred tax assets and liabilities are as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Deferred income tax assets related to:
Deferred tax asset - current
Intangibles	$—	$44,845	$63,899
Net operating losses	64,357	37,333	32,171
Stock compensation expense	8,841	7,066	6,775
Accounts receivable allowances	1,613	1,703	1,968
Accrued and prepaid expenses	7,917	1,331	1,279
Long-term debt	290	348	—
Other	373	406	367
Tax credits	5,146	—	—
Property, equipment and leased assets	—	333	312
Valuation allowance	(2,319)	(1,379)	(1,307)
Total deferred income tax assets	$86,218	$91,986	$105,464
Deferred income tax liabilities related to:
Property, equipment and leased assets	23,785	$—	$—
Intangibles	109,103	—	—
Other	1,072	942	800
Total deferred income tax liabilities	133,960	$942	$800
Deferred income taxes, net	$(47,742)	$91,044	$104,664

Schedule of unrecognized tax benefits

	Year Ended December 31,
	2014	2013	2012
Deferred income tax assets related to:
Deferred tax asset - current
Intangibles	$—	$44,845	$63,899
Net operating losses	64,357	37,333	32,171
Stock compensation expense	8,841	7,066	6,775
Accounts receivable allowances	1,613	1,703	1,968
Accrued and prepaid expenses	7,917	1,331	1,279
Long-term debt	290	348	—
Other	373	406	367
Tax credits	5,146	—	—
Property, equipment and leased assets	—	333	312
Valuation allowance	(2,319)	(1,379)	(1,307)
Total deferred income tax assets	$86,218	$91,986	$105,464
Deferred income tax liabilities related to:
Property, equipment and leased assets	23,785	$—	$—
Intangibles	109,103	—	—
Other	1,072	942	800
Total deferred income tax liabilities	133,960	$942	$800
Deferred income taxes, net	$(47,742)	$91,044	$104,664

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2014	2013	2012
Unrecognized tax benefit at the beginning of the period
Gross increases - tax positions in prior period	$—	$—	$—
Gross decreases - tax positions in prior period	—	—	—
Gross increases - tax positions in current period	729	—	—
Settlements	—	—	—
Unrecognized tax benefit at the end of the period	$729	$—	$—